Income Tax	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax [Abstract]
Income tax

5. Income tax

The prima facie income tax benefit on pre-tax accounting loss from operations reconciles to the income tax benefit in the financial statements as follows:

	Consolidated
	2023	2022
	$	$
Accounting loss before tax	(19,979,558)	(14,903,909)

Income tax benefit at the applicable tax rate of 25% (2022: 26%)	4,994,890	3,725,977
Non-deductible expenses	(1,259,881)	(564,872)
Non-assessable income	253,439	195,596

Deferred tax assets not recognized	(3,988,448)	(3,356,701)

Income tax benefit	-	-

Unrecognized Deferred Tax Asset
Deferred tax asset not recognized in the financial statements:

Unused tax losses	29,636,125	24,845,264

Net unrecognized tax benefit at 25% (2022: 26%)	7,409,031	6,211,316

The potential deferred tax benefit has not been recognized as an asset in the financial statements because recovery of the asset is not considered probable in the context of AASB 112 Income Taxes (IAS 12).

The benefit will only be realised if:

a)	the Company derives future assessable income of a nature and of an amount sufficient to enable the benefit to be realised.

b)	the Company complies with the conditions for deductibility imposed by the law; and

c)	no changes in tax legislation adversely affect the Company in realising the benefit.

5. Income tax

The prima facie income tax benefit on pre-tax accounting loss from operations reconciles to the income tax benefit in the financial statements as follows:

	Consolidated
	2022	2021
	$	$
Accounting loss before tax	(14,903,909)	(11,372,799)

Income tax benefit at the applicable tax rate of 25% (2021: 26%)	3,725,977	2,956,928
Non-deductible expenses	(564,872)	(1,192,112)
Non-assessable income	195,596	-

Deferred tax assets not recognized	(3,356,701)	(1,764,816)

Income tax benefit	-	-

Unrecognized Deferred Tax Asset
Deferred tax asset not recognized in the financial statements:

Unused tax losses	24,845,264	20,867,835

Net unrecognized tax benefit at 25% (2021: 26%)	6,211,316	5,425,637

The potential deferred tax benefit has not been recognized as an asset in the financial statements because recovery of the asset is not considered probable in the context of AASB 112 Income Taxes (IAS 12).

The benefit will only be realised if:

a)	the Company derives future assessable income of a nature and of an amount sufficient to enable the benefit to be realised.

b)	the Company complies with the conditions for deductibility imposed by the law; and

c)	no changes in tax legislation adversely affect the Company in realising the benefit.